CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Car rental	$ 1,731,200	$ 1,582,983	$ 3,210,138	$ 2,979,554
Equipment rental	301,641	265,706	569,727	502,677
Other	39,452	30,897	72,431	58,243
Total revenues	2,072,293	1,879,586	3,852,296	3,540,474
Expenses:
Direct operating	1,187,306	1,075,037	2,260,971	2,088,036
Depreciation of revenue earning equipment and lease charges	419,669	456,720	855,758	915,893
Selling, general and administrative	195,498	172,003	377,688	339,720
Interest expense	153,589	177,221	338,350	346,810
Interest income	(1,546)	(6,791)	(3,402)	(9,069)
Other (income) expense, net	10,801		62,677
Total expenses	1,965,317	1,874,190	3,892,042	3,681,390
Income (loss) before income taxes	106,976	5,396	(39,746)	(140,916)
(Provision) benefit for taxes on income	(39,793)	(8,245)	(12,365)	5,968
Net income (loss)	67,183	(2,849)	(52,111)	(134,948)
Less: Net income attributable to noncontrolling interest	(5,087)	(4,673)	(8,760)	(8,251)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 62,096	$ (7,522)	$ (60,871)	$ (143,199)